Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Assets:
Cash and deposits with banks	¥ 57,763,441	¥ 54,645,472	¥ 54,696,069	¥ 47,330,155
Call loans and bills bought	2,465,745	1,881,880	1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed	10,345,994	8,491,703	8,491,703
Trading assets	2,767,691	3,169,123	3,169,123
Derivative financial instruments	3,382,574	3,885,271	3,885,271
Financial assets at fair value through profit or loss	2,641,416	3,110,375	1,547,672
Investment securities	17,825,027	19,147,158	20,495,075
Loans and advances	90,682,938	84,805,192	85,129,070
Investments in associates and joint ventures	1,038,823	730,414	730,414
Property, plant and equipment	1,507,786	1,510,132	1,510,132	2,686,055
Intangible assets	821,785	835,902	835,902
Other assets	4,079,814	3,958,897	4,043,908
Current tax assets	143,459	87,961	87,961
Deferred tax assets	37,073	19,192	19,436
Assets held for sale	57	5,648,713	5,651,950
Total assets	195,503,623	191,927,385	192,175,566
Liabilities:
Deposits	134,404,652	128,461,527	128,461,527
Call money and bills sold	1,307,779	1,190,929	1,190,929
Repurchase agreements and cash collateral on securities lent	12,887,249	12,022,593	12,022,593
Trading liabilities	1,998,694	2,143,899	2,143,899
Derivative financial instruments	3,051,773	3,498,016	3,498,016
Borrowings	12,167,858	10,652,481	10,652,481
Debt securities in issue	11,171,209	10,569,117	10,569,117
Provisions	194,818	213,250	188,267	194,700
Other liabilities	6,131,739	6,799,291	6,882,740
Current tax liabilities	147,041	55,516	55,516
Deferred tax liabilities	267,365	340,685	397,741
Liabilities directly associated with the assets held for sale		3,616,941	3,616,941
Total liabilities	183,730,177	179,564,245	179,679,767
Equity:
Capital stock	2,339,443	2,338,743	2,338,743
Capital surplus	726,012	863,505	863,505
Retained earnings	5,715,101	5,419,607	5,149,193
Treasury stock	(16,302)	(12,493)	(12,493)
Equity excluding other reserves	8,764,254	8,609,362	8,338,948
Other reserves	1,916,366	1,921,026	2,324,349
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	10,680,620	10,530,388	10,663,297
Non-controlling interests	494,123	1,233,230	1,232,980
Equity attributable to other equity instruments holders	598,703	599,522	599,522
Total equity	11,773,446	12,363,140	12,495,799	¥ 11,887,283	¥ 11,042,099
Total equity and liabilities	¥ 195,503,623	¥ 191,927,385	¥ 192,175,566